OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
Assets Pledged	Assets pledged
(in thousands of $)	December 31, 2012	December 31, 2011
Book value of vessels and equipment secured against long-term loans and capital leases	1,192,779	983,785